Basis of Preparation And Significant Accounting Policies (Details)	2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 13, 2019 USD ($) $ / shares	Mar. 31, 2018 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Basis of Preparation and Significant Accounting Policies [line items]
Working capital deficit					$ (40,412,000)
Provision for doubtful trade receivables					68,000	$ 138,000
Borrowing costs capitalised					$ 253,000	0	$ 0
Number of Operating Segments					1
Description of the nature of the benefits provided by the defined benefit plan					If the employee remains in the employment of the Company until normal retirement age, they are entitled to retirement compensation which is equal to 40% of the compensation amount that would be payable if they were dismissed at that time.
Net defined benefit liability					$ 87,000	82,000
Current portion of long-term borrowings					35,368,000	41,538,000
Increase/ decrease in voyage revenues					668,000	540,000	317,000
Increase/ decrease in voyage expenses					668,000	540,000	317,000
Proceeds from issuance of share capital					600,000	9,653,000	0
Undrawn borrowing facilities					12,800,000	3,000,000
Loan Balance					$ 37,163,000	41,660,000
Black-Scholes option pricing model
Basis of Preparation and Significant Accounting Policies [line items]
Historical volatility for shares, significant unobservable inputs, liabilities					80.00%
Risk free rate					2.48%
Expected life					1.89 years
Expected Dividend Yield Significant Unobservable Inputs Liabilities					0.00%
Weighted average share price					$ 2.88
Convertible Note
Basis of Preparation and Significant Accounting Policies [line items]
Proceeds from issuance of share capital	$ 5,000,000
Par value per share | $ / shares	$ 0.004
Firment Shipping Inc.
Basis of Preparation and Significant Accounting Policies [line items]
Undrawn borrowing facilities					$ 12,800,000
Leases
Basis of Preparation and Significant Accounting Policies [line items]
Depreciation method					straight-line basis
Right-of-use assets					$ 674,000
Date as at which entity plans to apply new IFRS initially					Jan. 01, 2019
Title of new IFRS					IFRS 16
Date by which application of new IFRS is required					Jan. 01, 2019
Macquarie Bank and Hamburg Commercial Bank AG
Basis of Preparation and Significant Accounting Policies [line items]
Current portion of long-term borrowings					$ 35,368,000
Hamburg Commercial Bank AG
Basis of Preparation and Significant Accounting Policies [line items]
Loan Balance					$ 22,200,000
Vessels
Basis of Preparation and Significant Accounting Policies [line items]
Depreciation method					straight-line basis
Useful life					25 years
Vessels scrap rate		$ 300	$ 200	$ 250				$ 240
Increase / (decrease) in depreciation expense due to changes in scrap rates					$ (178,000)	$ (86,000)	$ 96,000
Deferred dry docking costs
Basis of Preparation and Significant Accounting Policies [line items]
Depreciation method					straight-line basis
Interval between vessel drydockings / special surveys					2 years 6 months